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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                  Commission File Number 0-23764


(Check one)

[ ] Form 10-K and Form 10-KSB [ ] Form 11-K
[ ] Form 20-F [X] Form 10-Q and Form 10-QSB [ ] Form N-SAR

For period ended June 30, 2001

[ ]     Transition Report on Form 10-K and Form 10-KSB
[ ]     Transition Report on Form 20-F
[ ]     Transition Report on Form 11-K
[ ]     Transition Report on Form 10-Q and Form 10-QSB
[ ]     Transition Report on Form N-SAR

For the transition period ended
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READ ATTACHED INSTRUCTION SHEET BEFORE PREPARING FORM.  PLEASE PRINT OR TYPE.

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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                                     PART I

                             REGISTRANT INFORMATION

   Full name of registrant       Kellstrom Industries, Inc.
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   Former name if applicable   Not Applicable
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   Address of principal executive office (STREET AND NUMBER) 3701 Flamingo Road
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      City, State and Zip Code       Miramar, FL 33027
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                                     PART II
                             RULE 12b-25(c) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

      [X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense:

      [X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

      [ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

      State below in reasonable detail the reasons why Forms 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

      The Registrant's Quarterly Report on Form 10-Q for the quarter ended June 30, 2001 could not be filed within the prescribed time period because certain information and data relating to and necessary for the completion of the Registrant's financial statements and management's discussion and analysis of financial condition and results of operations could not be obtained by the Registrant within such time period without unreasonable effort or expense.

                                     PART IV
                                OTHER INFORMATION

      (1) Name and telephone number of person to contact in regard to this notification.

                Oscar Torres                 (954) 538-2000
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                  (Name)               (Area Code) (Telephone Number)

      (2) Have all other periodic reports required under Section 13 or 15(d) or the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                  [X] Yes [ ] No

      (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                  [X] Yes [ ] No

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reason why a reasonable estimate of the results cannot be made.

      Certain changes have occurred as disclosed on Exhibit A attached hereto.




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                           Kellstrom Industries, Inc.
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                  (Name of Registrant as Specified in Charter)

      Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

      Date: August 15, 2001                  By: /s/ Oscar Torres
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                                                     Oscar Torres
                                                     Chief Financial Officer




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                                    Exhibit A

      Kellstrom's revenues for the second quarter increased by 9.2% to $89.8 million as compared to $82.2 million in last year's second quarter due to an increase in aircraft and aircraft engine part sales resulting primarily from the December 1, 2000 acquisition of the aircraft and engine parts resale business of Aviation Sales Company (the "Acquisition"). Kellstrom continued to face an industry-wide downturn combined with surplus inventory availability which exerted downward pressure on selling prices. As a result, Kellstrom incurred an operating loss of $3.9 million during the second quarter of 2001, excluding a $5.3 million non-cash charge in connection with the write-down of certain inventories, as compared to an operating profit of $8.7 million during the second quarter of 2000. The net loss for the second quarter of 2001 was $40.5 million or $3.40 per diluted share, as compared to net income of $1.4 million or $0.12 per diluted share during the second quarter of 2000. The loss incurred during the second quarter of 2001 also included a $30.6 million non-cash tax charge due to the establishment of a valuation allowance on the majority of Kellstrom's deferred tax assets. Gross margin during the second quarter of 2001, excluding the impact of the inventory write-down, declined to 18.0%.